Fair Value Measurements - Schedule of Summary of Key Inputs Utilized (Details)	Dec. 31, 2025	Aug. 13, 2025
Unit Price [Member]
Schedule of Summary of Key Inputs Utilized [Line Items]
Derivative Liability, Measurement Input		9.98
Exercise Price [Member]
Schedule of Summary of Key Inputs Utilized [Line Items]
Derivative Liability, Measurement Input		10
Risk-Free Rate [Member]
Schedule of Summary of Key Inputs Utilized [Line Items]
Derivative Liability, Measurement Input	9.74	4.36
Estimated Volatility [Member]
Schedule of Summary of Key Inputs Utilized [Line Items]
Derivative Liability, Measurement Input		3.63
Time to Expiration (Years) [Member]
Schedule of Summary of Key Inputs Utilized [Line Items]
Derivative Liability, Measurement Input		0.12